Accounts Receivable, net - Changes to provisions for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable Net
Balance at beginning of period	$ (2,990)	$ (2,990)	$ (2,990)
Charges to costs and expenses	0	0	0
Amount utilized	2,990	0	0
Balance at end of period	$ 0	$ (2,990)	$ (2,990)